RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 5,406,686	$ 3,070,824
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		(142,495)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	5,406,686	2,928,329
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(4,548,117)	(2,547,432)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(315,876)	(45,387)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	542,693	335,510
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	798,824	526,148
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		(142,495)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	798,824	383,653
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(199,773)	(2,756)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(265,361)	(45,387)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	333,690	335,510
Repurchase Agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	4,607,862	2,544,676
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	4,607,862	2,544,676
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(4,348,344)	$ (2,544,676)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(50,515)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 209,003